Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Communication Services: 5.5%
1,885,628	(1)	Alphabet, Inc. - Class A	$180,360,318	4.8
354,035	(1)	Live Nation Entertainment, Inc.	26,920,821	0.7
			207,281,139	5.5

		Consumer Discretionary: 15.2%
2,618,850	(1)	Amazon.com, Inc.	295,930,050	7.9
47,544	(1)	Chipotle Mexican Grill, Inc.	71,447,221	1.9
98,726		Domino's Pizza, Inc.	30,624,805	0.8
255,648	(1),(2)	Etsy, Inc.	25,598,034	0.7
351,775	(1)	Expedia Group, Inc.	32,957,800	0.9
195,250	(1)	Lululemon Athletica, Inc.	54,584,090	1.5
217,707	(1)	Tesla, Inc.	57,746,782	1.5
			568,888,782	15.2

		Consumer Staples: 5.6%
464,164		Constellation Brands, Inc.	106,609,187	2.9
281,249		Estee Lauder Cos., Inc.	60,721,659	1.6
323,918		Walmart, Inc.	42,012,165	1.1
			209,343,011	5.6

		Energy: 1.8%
328,404		Diamondback Energy, Inc.	39,559,546	1.0
270,087		Valero Energy Corp.	28,858,796	0.8
			68,418,342	1.8

		Financials: 2.4%
95,478		LPL Financial Holdings, Inc.	20,860,033	0.6
163,912		MSCI, Inc. - Class A	69,136,443	1.8
			89,996,476	2.4

		Health Care: 13.4%
1,652,585	(1)	Boston Scientific Corp.	64,004,617	1.7
212,481		Danaher Corp.	54,881,717	1.4
730,672	(1)	DexCom, Inc.	58,848,323	1.6
348,289	(1)	Edwards Lifesciences Corp.	28,779,120	0.8
442,210		Eli Lilly & Co.	142,988,604	3.8
128,935		Humana, Inc.	62,557,973	1.7
163,425	(1)	Intuitive Surgical, Inc.	30,632,382	0.8
117,974		UnitedHealth Group, Inc.	59,581,589	1.6
			502,274,325	13.4

		Industrials: 6.4%
334,196		Booz Allen Hamilton Holding Corp.	30,863,001	0.8
432,661	(2)	Eaton Corp. PLC	57,699,671	1.5
579,307	(2)	Quanta Services, Inc.	73,797,919	2.0
71,460		TransDigm Group, Inc.	37,503,637	1.0
307,641		Waste Connections, Inc.	41,571,528	1.1
			241,435,756	6.4

		Information Technology: 43.9%
635,816	(1)	Advanced Micro Devices, Inc.	40,285,302	1.1
2,522,041		Apple, Inc.	348,546,066	9.3
352,122	(1)	Cadence Design Systems, Inc.	57,547,298	1.5
220,805	(1)	Crowdstrike Holdings, Inc.	36,390,872	1.0
377,928	(1)	Datadog, Inc.	33,552,448	0.9
191,707	(1)	Enphase Energy, Inc.	53,192,941	1.4
181,321	(1)	Gartner, Inc.	50,169,707	1.3
180,315		Intuit, Inc.	69,839,606	1.9
271,372	(1)	Keysight Technologies, Inc.	42,703,098	1.1
825,764		Marvell Technology, Inc.	35,433,533	0.9
1,887,238		Microsoft Corp.	439,537,730	11.7
108,849	(1),(2)	MongoDB, Inc.	21,613,057	0.6
179,123		Motorola Solutions, Inc.	40,118,178	1.1
610,184		Nvidia Corp.	74,070,236	2.0
495,016	(1)	Palo Alto Networks, Inc.	81,078,671	2.2
356,627		Paychex, Inc.	40,017,116	1.1
159,801	(1)	ServiceNow, Inc.	60,342,456	1.6
687,818	(2)	Visa, Inc. - Class A	122,190,868	3.2
			1,646,629,183	43.9

		Materials: 1.2%
552,437		Crown Holdings, Inc.	44,763,970	1.2

		Real Estate: 1.9%
306,715		ProLogis, Inc.	31,162,244	0.8
147,841		SBA Communications Corp.	42,082,941	1.1
			73,245,185	1.9

	Total Common Stock
	(Cost $4,208,169,361)		3,652,276,169	97.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.4%
		Repurchase Agreements: 2.7%
2,748,712	(3)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $2,749,399, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $2,803,686, due 10/11/22-12/20/67)	2,748,712	0.1

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
3,006,207	(3)	Bethesda Securities LLC, Repurchase Agreement dated 09/30/22, 3.09%, due 10/03/22 (Repurchase Amount $3,006,970, collateralized by various U.S. Government Agency Obligations, 2.295%-5.500%, Market Value plus accrued interest $3,096,393, due 01/01/25-08/01/52)	$3,006,207	0.1
22,276,804	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $22,282,388, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $22,722,341, due 11/01/22-08/20/72)	22,276,804	0.6
7,869,470	(3)	CF Secured LLC, Repurchase Agreement dated 09/30/22, 2.97%-3.05%, due 10/03/22 (Repurchase Amount $7,871,414, collateralized by various U.S. Government Agency Obligations, 0.000%-7.625%, Market Value plus accrued interest $8,026,860, due 11/15/22-12/20/67)	7,869,470	0.2
9,241,909	(3)	Citadel Securities LLC, Repurchase Agreement dated 09/30/22, 3.06%, due 10/03/22 (Repurchase Amount $9,244,233, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $9,429,168, due 10/15/22-08/15/52)	9,241,909	0.2
3,556,031	(3)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/22, 2.96%, due 10/03/22 (Repurchase Amount $3,556,896, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $3,627,152, due 10/04/22-05/15/52)	3,556,031	0.1
6,678,928	(3)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/22, 3.08%, due 10/03/22 (Repurchase Amount $6,680,619, collateralized by various U.S. Government Agency Obligations, 0.550%-8.000%, Market Value plus accrued interest $6,814,255, due 11/01/22-08/20/72)	6,678,928	0.2
29,417,949	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $29,425,299, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $30,006,308, due 08/15/25-08/20/52)	29,417,949	0.8
16,337,766	(3)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $16,341,848, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $16,664,926, due 10/15/24-02/15/51)	16,337,766	0.4

	Total Repurchase Agreements
	(Cost $101,133,776)		101,133,776	2.7

		Time Deposits: 0.9%
3,140,000	(3)	Barclays Bank PLC, 3.090%, 10/03/2022	3,140,000	0.1

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Time Deposits (continued)
2,590,000	(3)	Canadian Imperial Bank of Commerce, 3.030%, 10/03/2022	$2,590,000	0.0
2,850,000	(3)	Credit Agricole, 3.060%, 10/03/2022	2,850,000	0.1
2,900,000	(3)	Landesbank Baden-Wurttemberg, 3.070%, 10/03/2022	2,900,000	0.1
2,890,000	(3)	Mizuho Bank Ltd., 3.070%, 10/03/2022	2,890,000	0.1
2,520,000	(3)	National Australia Bank Ltd., 3.050%, 10/03/2022	2,520,000	0.0
3,250,000	(3)	Royal Bank of Canada, 3.070%, 10/03/2022	3,250,000	0.1
3,260,000	(3)	Skandinaviska Enskilda Banken AB, 3.050%, 10/03/2022	3,260,000	0.1
2,600,000	(3)	Societe Generale, 3.060%, 10/03/2022	2,600,000	0.1
3,240,000	(3)	Svenska Handelsbanken AB, 3.000%, 10/03/2022	3,240,000	0.1
3,140,000	(3)	Toronto-Dominion Bank, 3.060%, 10/03/2022	3,140,000	0.1

	Total Time Deposits
	(Cost $32,380,000)		32,380,000	0.9

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.8%
105,933,000	(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.930%
		(Cost $105,933,000)	105,933,000	2.8

	Total Short-Term Investments
	(Cost $239,446,776)		239,446,776	6.4

	Total Investments in Securities (Cost $4,447,616,137)		$3,891,722,945	103.7
	Liabilities in Excess of Other Assets		(139,666,282)	(3.7)
	Net Assets		$3,752,056,663	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2022.

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$3,652,276,169	$–	$–	$3,652,276,169
Short-Term Investments	105,933,000	133,513,776	–	239,446,776
Total Investments, at fair value	$3,758,209,169	$133,513,776	$–	$3,891,722,945

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $4,459,202,251.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$160,793,145
Gross Unrealized Depreciation	(728,272,451)
Net Unrealized Depreciation	$(567,479,306)